SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Estimated Useful Life of Assets (Details)	9 Months Ended
Sep. 30, 2020
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	Remaining term of the lease